LONG-TERM LOANS AND OTHER BORROWINGS - Principal payments (Details) $ in Millions, Rp in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Borrowings and other credit facilities
Long-term loans and other borrowings	$ 3,230	Rp 44,843	Rp 33,743
1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		12,105
2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		9,615
3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		9,120
4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings		4,307
Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		9,696
Two-step loans
Borrowings and other credit facilities
Long-term loans and other borrowings		542	751
Two-step loans | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		178
Two-step loans | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		141
Two-step loans | 3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		125
Two-step loans | 4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings		98
Bonds and notes
Borrowings and other credit facilities
Long-term loans and other borrowings		7,467	9,956
Bonds and notes | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		477
Bonds and notes | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		2,198
Bonds and notes | Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		4,792
Bank loans
Borrowings and other credit facilities
Long-term loans and other borrowings		21,167	18,748
Bank loans | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		7,145
Bank loans | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		3,464
Bank loans | 3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		5,852
Bank loans | 4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings		2,312
Bank loans | Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		2,394
Other borrowings
Borrowings and other credit facilities
Long-term loans and other borrowings		3,113	Rp 1,950
Other borrowings | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		852
Other borrowings | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		853
Other borrowings | 3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		862
Other borrowings | 4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings		460
Other borrowings | Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		86
Lease liabilities
Borrowings and other credit facilities
Long-term loans and other borrowings		12,554
Lease liabilities | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings		3,453
Lease liabilities | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings		2,959
Lease liabilities | 3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings		2,281
Lease liabilities | 4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings		1,437
Lease liabilities | Thereafter
Borrowings and other credit facilities
Long-term loans and other borrowings		Rp 2,424